RIGHT OF USE ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
SCHEDULE OF RIGHT OF USE ASSETS

	Vehicles	Buildings	Land	Total

Balance at December 31, 2022	$2,385	$342,361	$-	$344,746
Additions	-	322,354	418,001	740,355
Depreciation	(2,385)	(149,644)	(211,057)	(363,086)
Foreign exchange translation	-	-	(328)	(328)
Balance at December 31, 2023	$-	$515,071	$206,616	$721,687
Depreciation	$-	$(35,681)	$(52,777)	$(88,458)
Foreign exchange translation	-	-	4,919	4,919
Balance at March 31, 2024	$-	$479,390	$158,758	$638,148